SHARE-BASED COMPENSATION - Non vested shares activities (Details) - Non-vested shares - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Number of shares
Outstanding at the beginning of the period (in shares)	2,700,000	120,000	445,000
Granted (in shares)		2,700,000
Vested (in shares)	(60,000)	(60,000)	(325,000)
Forfeited (in shares)	(15,000)	(60,000)
Outstanding at the end of the period (in shares)	2,625,000	2,700,000	120,000
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 1.661	$ 2.145	$ 3.819
Granted (in dollars per share)		1.650
Vested (in dollars per share)	2.145	2.145	4.437
Forfeited (in dollars per share)	1.650	1.650
Outstanding at the end of the period (in dollars per share)	$ 1.650	$ 1.661	$ 2.145
Additional disclosures
Total fair value of shares vested	$ 148,500	$ 157,176	$ 831,375
Number of vested shares withheld upon vesting to satisfy the minimum tax withholding obligation	11,252	11,624	51,234